Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Class A and C Shares

Supplement dated January 6, 2009

to the Money Market Funds

Prospectus

dated September 30, 2008

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A. The following replaces page 4 of the Prospectus in its entirety:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are one-time fees charged directly to shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”

	Class A	Class C
SHAREHOLDER FEES*
Maximum sales charge on purchases) (% of offering price)	None	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None	1.00%
ANNUAL OPERATING EXPENSES
Management Fees	0.25%	0.25%
Distribution and Service (12b-1 fees)	0.50%**	1.00%
Other Expenses	0.18%	0.18%
Total Fund Operating Expenses***	0.93%	1.43%

*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
**	The Distribution (12b-1) Fees for the Class A shares of the fund have been voluntarily reduced, resulting in a decrease in the fund’s actual total fund operating expenses. The voluntary reduction may be terminated at any time without notice causing the fund’s actual total fund operating expenses to return to a higher amount.
***	The investment adviser may voluntarily waive fees and reimburse certain expenses resulting in a decrease in the fund’s actual total fund operating expenses. Any voluntary waivers and/or reimbursements may be terminated at any time, causing the fund’s actual total fund operating expenses to return to a higher amount without notice.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	the fees and expenses (without waivers) shown above

>	an investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$95	$296	$515	$1143
Class C Shares If you sold your shares at period’s end If you still held your shares	$246	$452	$782	$1713
	$146	$452	$782	$1713

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

B. The following replaces page 7 of the Prospectus in its entirety:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are one-time fees charged directly to shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”

SHAREHOLDER FEES*	Class A	Class C

Maximum sales charge on purchases (% of offering price)	None	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None	1.00%

ANNUAL OPERATING EXPENSES

Management Fees	0.25%	0.25%

Distribution and Service (12b-1 fees)	0.50%	1.00%

Other Expenses	0.13%	0.18%

Total Fund Operating Expenses**	0.93%	1.43%

*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

**	The investment adviser may voluntarily waive fees and reimburse certain expenses resulting in a decrease in the fund’s actual total fund operating expenses. Any voluntary waivers and/or reimbursements may be terminated at any time, causing the fund’s actual total fund operating expenses to return to a higher amount without notice.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	the fees and expenses (without waivers) shown above

> an investment of $10,000 in each time period shown

> A hypothetical 5% return each year

> reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$96	$300	$520	$1155
Class C Shares
If you sold your shares at period’s end	$247	$456	$787	$1724
If you still held your shares	$147	$456	$787	$1724

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

C. Effective January 2, 2009, the following replaces page 10 of the Prospectus in its entirety:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are one-time fees charged directly to shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”

SHAREHOLDER FEES*	Class A	Class C
Maximum sales charge on purchases (% of offering price)	None	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None	1.00%
ANNUAL OPERATING EXPENSES
Management Fees	0.25%	0.25%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.19%	0.19%
Total Fund Operating Expenses**	0.94%	1.44%

*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
**	The investment adviser may voluntarily waive fees and reimburse certain expenses resulting in a decrease in the fund’s actual total fund operating expenses. Any voluntary waivers and/or reimbursements may be terminated at any time, causing the fund’s actual total fund operating expenses to return to a higher amount without notice.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

> The fees and expenses (without waivers) shown above

> An investment of $10,000 in each time period shown

> A hypothetical 5% return each year

> Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$99	$309	$536	$1190
Class C Shares
If you sold your shares at period’s end	$250	$465	$803	$1757
If you still held your shares	$150	$465	$803	$1757

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Institutional Shares

Supplement dated January 6, 2009

to the Money Market Funds

Prospectus

dated September 30, 2008

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A. The following replaces page 4 of the prospectus in its entirety:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures.

SHAREHOLDER FEES*	None
ANNUAL OPERATING EXPENSES
Management Fees	0.25%
Distribution and Service (12b-1 fees)	None
Other Expenses	0.18%
Total Fund Operating Expenses**	0.43%

*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
**	The investment adviser may voluntarily waive fees and reimburse certain expenses resulting in a decrease in the fund’s actual total fund operating expenses. Any voluntary waivers and/or reimbursements may be terminated at any time, causing the fund’s actual total fund operating expenses to return to a higher amount without notice.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

> the fees and expenses (without waivers) shown above

> an investment of $10,000 in each time period shown

> A hypothetical 5% return each year

> reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares
(same cost whether you sold or held shares)	$44	$138	$241	$542

This example is for comparison only. Your actual costs may be higher or lower.

B. The following replaces page 7 of the prospectus in its entirety:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures.

SHAREHOLDER FEES*
None
ANNUAL OPERATING EXPENSES
Management Fees	0.25%
Distribution and Service (12b-1 fees)	None
Other Expenses	0.18%
Total Fund Operating Expenses**	0.43%

*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
**	The investment adviser may voluntarily waive fees and reimburse certain expenses resulting in a decrease in the fund’s actual total fund operating expenses. Any voluntary waivers and/or reimbursements may be terminated at any time, causing the fund’s actual total fund operating expenses to return to a higher amount without notice.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

> The fees and expenses (without waivers) shown above

> An investment of $10,000 in each time period shown

> A hypothetical 5% return each year

> Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares	$45	$141	$244	$555
(same cost whether you sold or held shares)

This example is for comparison only. Your actual costs may be higher or lower.

C. Effective January 2, 2009, the following replaces page 10 of the prospectus in its entirety:

2

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures.

SHAREHOLDER FEES*

None

ANNUAL OPERATING EXPENSES

Management Fees	0.25%

Distribution and Service (12b-1 fees)	0.00%

Other Expenses	0.19%

Total Fund Operating Expenses**	0.44%

*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
**	The investment adviser may voluntarily waive fees and reimburse certain expenses resulting in a decrease in the fund’s actual total fund operating expenses. Any voluntary waivers and/or reimbursements may be terminated at any time, causing the fund’s actual total fund operating expenses to return to a higher amount without notice.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares	$48	$151	$263	$591
(same cost whether you sold or held shares)

This example is for comparison only. Your actual costs may be higher or lower.

3